SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at September 30, 2012	171,578,933
Employees' stock options	10,867,426
Warrants	8,600,000
Restricted share unit plan	233,860

191,280,219

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Net income (loss) for the period	$106,326	$(81,614)	$228,146	$32,475

Weighted average number of common shares outstanding — basic (in thousands)	171,341	169,238	171,055	169,055
Add: Dilutive impact of employee stock options	—	—	—	1,094
Dilutive impact of warrants	—	—	—	2,447
Dilutive impact of shares related to RSU plan	255	—	242	50

Weighted average number of common shares outstanding — diluted (in thousands)	171,596	169,238	171,297	172,646

Net income (loss) per share — basic	$0.62	$(0.48)	$1.33	$0.19

Net income (loss) per share — diluted	$0.62	$(0.48)	$1.33	$0.19